Schedule of Assets (Held at Year-End) - Schedule of Assets (Held at Year-End) (Details) - Community Trust Bancorp, Inc. Savings Plan [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule of Assets (Held at Year-End) [Abstract]
Total Investments	$ 95,349,583
Mutual Funds [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Current value	$ 72,293,241
Investment, Identifier [Axis]: American Funds - American Balanced R6 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	American Funds - American Balanced R6 [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 1,107,891
Investment, Identifier [Axis]: American Funds - New World R6 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	American Funds - New World R6 [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 74,075
Investment, Identifier [Axis]: Community Trust Bancorp, Inc. - Common Stock [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Party-in-interest	true	[2]
Identity of Issuer, Borrower, Lessor, or Similar Party	Community Trust Bancorp, Inc. - Common Stock [Member]	[2]
Description of Investment	Common Stock [Member]
Number of shares | shares	304,335
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1],[2]
Current value	$ 17,194,927	[2]
Investment, Identifier [Axis]: Dodge & Cox - Income Fund X [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Dodge & Cox - Income Fund X [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 4,567,024
Investment, Identifier [Axis]: Dodge & Cox - Stock Fund X [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Dodge & Cox - Stock Fund X [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 7,827,390
Investment, Identifier [Axis]: Federated - Hermes MDT Small Cap Core R6 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Federated - Hermes MDT Small Cap Core R6 [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 2,085,403
Investment, Identifier [Axis]: Fidelity - 500 Index Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Fidelity - 500 Index Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 23,388,387
Investment, Identifier [Axis]: Goldman Sachs - Financial Square Government Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Goldman Sachs - Financial Square Government Fund [Member]
Description of Investment	Money Market Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 5,861,415
Investment, Identifier [Axis]: Goldman Sachs - Short Duration Bond R6 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Goldman Sachs - Short Duration Bond R6 [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 1,684,172
Investment, Identifier [Axis]: MFS - Mid Cap Value R6 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	MFS - Mid Cap Value R6 [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 4,858,721
Investment, Identifier [Axis]: Nuveen - International Equity Index Fund R6 [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Nuveen - International Equity Index Fund R6 [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 4,382,610
Investment, Identifier [Axis]: Vanguard - Growth Index Admiral [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Growth Index Admiral [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 6,419,130
Investment, Identifier [Axis]: Vanguard - Mid-Cap Growth Index Admiral [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Mid-Cap Growth Index Admiral [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 3,986,255
Investment, Identifier [Axis]: Vanguard - Small Cap Growth Index Admiral [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Small Cap Growth Index Admiral [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 2,935,850
Investment, Identifier [Axis]: Vanguard - Target Retirement 2020 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2020 Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 30,457
Investment, Identifier [Axis]: Vanguard - Target Retirement 2025 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2025 Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 1,004,601
Investment, Identifier [Axis]: Vanguard - Target Retirement 2030 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2030 Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 1,644,268
Investment, Identifier [Axis]: Vanguard - Target Retirement 2035 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2035 Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 1,466,905
Investment, Identifier [Axis]: Vanguard - Target Retirement 2040 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2040 Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 1,022,605
Investment, Identifier [Axis]: Vanguard - Target Retirement 2045 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2045 Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 446,093
Investment, Identifier [Axis]: Vanguard - Target Retirement 2050 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2050 Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 1,340,552
Investment, Identifier [Axis]: Vanguard - Target Retirement 2055 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2055 Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 767,043
Investment, Identifier [Axis]: Vanguard - Target Retirement 2060 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2060 Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 201,951
Investment, Identifier [Axis]: Vanguard - Target Retirement 2065 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2065 Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 187,775
Investment, Identifier [Axis]: Vanguard - Target Retirement 2070 Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement 2070 Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 147,207
Investment, Identifier [Axis]: Vanguard - Target Retirement Income Fund [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard - Target Retirement Income Fund [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 626,312
Investment, Identifier [Axis]: WCM - WCM Focused International Growth Instl [Member]
Schedule of Assets (Held at Year-End) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	WCM - WCM Focused International Growth Instl [Member]
Description of Investment	Mutual Funds [Member]
Participant-Directed investments Status	Participant-Directed Investments [Member]	[1]
Current value	$ 90,564

[1]	The cost of participant-directed investments is not required to be disclosed.
[2]	Indicates a party-in-interest as defined by ERISA.